Employee Benefit Plan, Description of Plan - EPB 012 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Description of Plan [Abstract]
Employee Benefit Plan, Description of Plan	Description of the Plan
The following description of the Regions Financial Corporation 401(k) Plan (the Plan) provides only general information about the Plan’s provisions. Regions Financial Corporation (the Company) is the Plan Sponsor and the Benefits Management and Human Resources Committee, a committee established by the Compensation and Human Resources Committee of the Company's Board of Directors, is the Plan Administrator. Regions Bank serves as directed plan trustee, and Empower Retirement, LLC is the record-keeper of the Plan. Empower Trust Company, LLC is the custodian of the Plan. Participants should refer to the Plan document and the Summary Plan Description for a more complete description of the Plan’s provisions, copies of which may be obtained from the Plan Sponsor.
General
The Plan is a defined contribution plan covering certain employees of the Company and affiliates. Employees are eligible to participate in the Plan the first day of the payroll period following completion of the enrollment process by the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Contributions
Each year, participants may contribute up to a total of 80 percent of eligible compensation on a pre‑tax and/or Roth after-tax basis, as defined in the Plan document, subject to Internal Revenue Code (the Code) limitations. Participants may also rollover amounts representing distributions from other qualified plans and pre-tax contributions from individual retirement accounts. All employees who are eligible to make elective deferrals and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions.
The Plan has an automatic deferral feature. Unless eligible employees opt out or elect to contribute a different percentage, default elective deferrals are made on behalf of employees on a pre-tax basis in an amount equal to 2 percent of eligible compensation.

The Plan provides for an annual automatic escalation of deferral rate elections for certain participants. The deferral rate of participants whose deferral elections are between 2 percent and 9 percent of their eligible compensation is automatically escalated by 1 percent. Participants are notified annually prior to the automatic escalation becoming effective and may elect to opt out at any time.

The Company matches dollar for dollar participants' pre-tax contributions and Roth after-tax contributions, up to 5 percent of total eligible compensation. The matching contribution can be increased to a greater percentage applicable to a Plan year at the discretion of the Board of Directors pursuant to a Plan amendment. One year of service is required to be eligible for the Company match.
The Company also contributes an additional employer contribution of 2 percent of eligible compensation for participants who have one year of service, are employed on the last business day of the Plan year, have 1,000 hours of service in the Plan year, and are not eligible to accrue benefits in the Company's qualified pension plans.
Upon enrollment, a participant may direct participant contributions, employer matching contributions and the additional 2 percent employer contribution in 1 percent increments to any of the Plan's investment options, which include an option to invest in the Regions Stock Fund. Participants can change their investment options daily, subject to designated insider restrictions and frequent trading limitations.
1. Description of the Plan (continued)
The Plan limits participants' future contributions in the Regions Stock Fund to 10 percent of such contributions at the time compensation is deferred. There are no restrictions on participants' ability to transfer account balances into the Regions Stock Fund.
Participant Accounts
Each participant account is credited with the participant’s contributions, rollovers (if any) and allocations of (a) the Company’s contributions and (b) Plan earnings or losses, and is charged with certain record-keeping expenses. Allocations of earnings and losses are based on participants' account balances, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's account less record-keeping expenses, which are charged per participant account. The Plan has an employee stock ownership plan component that allows participants to elect to receive a cash distribution of all of the dividends payable on the shares of Regions Financial Corporation common stock credited to the participants’ stock accounts as of the record date.
Participant Loans
Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of 50 percent of eligible participant contributions or $50,000, reduced by the highest outstanding loan balance during the prior twelve-month period.
Eligible participant contributions include pre-tax elective deferrals, Roth after-tax elective deferrals, rollover contributions, and grandfathered qualified non-elective contributions. All loans must be repaid within 5 years. A participant may not have more than one loan outstanding at any point in time. Participants with a tax levy or garnishment against their wages are not eligible for a Plan loan. A loan is secured by the balance in the participant’s account and bears a fixed interest rate of 1 percent above the prime rate, as quoted in The Wall Street Journal. Principal and interest are paid ratably through regular payroll deductions. Upon termination of employment, a participant must pay back the outstanding balance by the end of the quarter following the quarter in which the payment was due or before distribution request, whichever is earlier. If the loan is not repaid after termination as previously discussed, it will automatically be treated as a distribution to the participant.
Eligibility and Vesting
All employees other than seasonal or leased employees are eligible to participate in the Plan. Participants are immediately vested in their contributions, the Company contributions and any earnings thereon.
Payment of Benefits
Upon termination of service, death, disability or retirement, a participant (or his/her beneficiaries) may receive a lump sum amount equal to the vested value of his or her account, or an annual withdrawal. If a participant’s vested account balance is $1,000 or less, it will be paid in the form of a lump sum only. There were no benefit payments requested, approved and processed for payment but not yet disbursed as of December 31, 2025 and 2024, respectively.
1. Description of the Plan (continued)
In-service withdrawals are available in certain limited circumstances as described in the Plan document. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need as described in the Plan document. Hardship withdrawals are strictly regulated by the Internal Revenue Service (IRS).
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and the Plan document. In the event of a complete or partial termination of the Plan, affected participants will have a 100 percent vested interest in the balances of their respective accounts. The Plan trustee will distribute account balances in a lump sum to affected participants after the payment of any taxes and expenses chargeable against the Plan.
Employee Benefit Plan, Description of Plan [Line Items]
Employee Benefit Plan, Description of Plan	Description of the Plan
The following description of the Regions Financial Corporation 401(k) Plan (the Plan) provides only general information about the Plan’s provisions. Regions Financial Corporation (the Company) is the Plan Sponsor and the Benefits Management and Human Resources Committee, a committee established by the Compensation and Human Resources Committee of the Company's Board of Directors, is the Plan Administrator. Regions Bank serves as directed plan trustee, and Empower Retirement, LLC is the record-keeper of the Plan. Empower Trust Company, LLC is the custodian of the Plan. Participants should refer to the Plan document and the Summary Plan Description for a more complete description of the Plan’s provisions, copies of which may be obtained from the Plan Sponsor.
General
The Plan is a defined contribution plan covering certain employees of the Company and affiliates. Employees are eligible to participate in the Plan the first day of the payroll period following completion of the enrollment process by the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Contributions
Each year, participants may contribute up to a total of 80 percent of eligible compensation on a pre‑tax and/or Roth after-tax basis, as defined in the Plan document, subject to Internal Revenue Code (the Code) limitations. Participants may also rollover amounts representing distributions from other qualified plans and pre-tax contributions from individual retirement accounts. All employees who are eligible to make elective deferrals and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions.
The Plan has an automatic deferral feature. Unless eligible employees opt out or elect to contribute a different percentage, default elective deferrals are made on behalf of employees on a pre-tax basis in an amount equal to 2 percent of eligible compensation.

The Plan provides for an annual automatic escalation of deferral rate elections for certain participants. The deferral rate of participants whose deferral elections are between 2 percent and 9 percent of their eligible compensation is automatically escalated by 1 percent. Participants are notified annually prior to the automatic escalation becoming effective and may elect to opt out at any time.

The Company matches dollar for dollar participants' pre-tax contributions and Roth after-tax contributions, up to 5 percent of total eligible compensation. The matching contribution can be increased to a greater percentage applicable to a Plan year at the discretion of the Board of Directors pursuant to a Plan amendment. One year of service is required to be eligible for the Company match.
The Company also contributes an additional employer contribution of 2 percent of eligible compensation for participants who have one year of service, are employed on the last business day of the Plan year, have 1,000 hours of service in the Plan year, and are not eligible to accrue benefits in the Company's qualified pension plans.
Upon enrollment, a participant may direct participant contributions, employer matching contributions and the additional 2 percent employer contribution in 1 percent increments to any of the Plan's investment options, which include an option to invest in the Regions Stock Fund. Participants can change their investment options daily, subject to designated insider restrictions and frequent trading limitations.
1. Description of the Plan (continued)
The Plan limits participants' future contributions in the Regions Stock Fund to 10 percent of such contributions at the time compensation is deferred. There are no restrictions on participants' ability to transfer account balances into the Regions Stock Fund.
Participant Accounts
Each participant account is credited with the participant’s contributions, rollovers (if any) and allocations of (a) the Company’s contributions and (b) Plan earnings or losses, and is charged with certain record-keeping expenses. Allocations of earnings and losses are based on participants' account balances, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's account less record-keeping expenses, which are charged per participant account. The Plan has an employee stock ownership plan component that allows participants to elect to receive a cash distribution of all of the dividends payable on the shares of Regions Financial Corporation common stock credited to the participants’ stock accounts as of the record date.
Participant Loans
Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of 50 percent of eligible participant contributions or $50,000, reduced by the highest outstanding loan balance during the prior twelve-month period.
Eligible participant contributions include pre-tax elective deferrals, Roth after-tax elective deferrals, rollover contributions, and grandfathered qualified non-elective contributions. All loans must be repaid within 5 years. A participant may not have more than one loan outstanding at any point in time. Participants with a tax levy or garnishment against their wages are not eligible for a Plan loan. A loan is secured by the balance in the participant’s account and bears a fixed interest rate of 1 percent above the prime rate, as quoted in The Wall Street Journal. Principal and interest are paid ratably through regular payroll deductions. Upon termination of employment, a participant must pay back the outstanding balance by the end of the quarter following the quarter in which the payment was due or before distribution request, whichever is earlier. If the loan is not repaid after termination as previously discussed, it will automatically be treated as a distribution to the participant.
Eligibility and Vesting
All employees other than seasonal or leased employees are eligible to participate in the Plan. Participants are immediately vested in their contributions, the Company contributions and any earnings thereon.
Payment of Benefits
Upon termination of service, death, disability or retirement, a participant (or his/her beneficiaries) may receive a lump sum amount equal to the vested value of his or her account, or an annual withdrawal. If a participant’s vested account balance is $1,000 or less, it will be paid in the form of a lump sum only. There were no benefit payments requested, approved and processed for payment but not yet disbursed as of December 31, 2025 and 2024, respectively.
1. Description of the Plan (continued)
In-service withdrawals are available in certain limited circumstances as described in the Plan document. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need as described in the Plan document. Hardship withdrawals are strictly regulated by the Internal Revenue Service (IRS).
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and the Plan document. In the event of a complete or partial termination of the Plan, affected participants will have a 100 percent vested interest in the balances of their respective accounts. The Plan trustee will distribute account balances in a lump sum to affected participants after the payment of any taxes and expenses chargeable against the Plan.